Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Held-to-maturity securities
Debt securities held-to-maturity	SFr (0)	SFr (0)
Debt securities held-to-maturity, before allowance for credit losses	921	0
Accrued interest excluded from amortized cost base of total Debt securities held-to-maturity	10
Gross unrealized gains	0	0
Gross unrealized losses	40	0
Fair value	881	0
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	953	1,013
Debt Securities, Available-for-sale, Allowance for Credit Loss	(0)	(0)
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	156	8
Fair value, Debt securities	797	1,005
Debt Securities Available-for-Sale Financing Receivable, Accrued Interest, Before Allowance for Credit Loss	1
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	2	2
Debt Securities, Available-for-sale, Allowance for Credit Loss	(0)	(0)
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2	2
Debt securities issued by foreign governments
Held-to-maturity securities
Debt securities held-to-maturity	(0)	(0)
Debt securities held-to-maturity, before allowance for credit losses	921	0
Gross unrealized gains	0	0
Gross unrealized losses	40	0
Fair value	881	0
Corporate debt securities
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	951	1,011
Debt Securities, Available-for-sale, Allowance for Credit Loss	(0)	(0)
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	156	8
Fair value, Debt securities	795	1,003
Bank
Held-to-maturity securities
Debt securities held-to-maturity	(0)	0
Debt securities held-to-maturity, before allowance for credit losses	921	0
Accrued interest excluded from amortized cost base of total Debt securities held-to-maturity	10	0
Gross unrealized gains	0	0
Gross unrealized losses	40	0
Fair value	881	0
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	952	1,011
Debt Securities, Available-for-sale, Allowance for Credit Loss	0	0
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	156	8
Fair value, Debt securities	796	1,003
Debt Securities Available-for-Sale Financing Receivable, Accrued Interest, Before Allowance for Credit Loss	1
Bank | Debt securities issued by foreign governments
Held-to-maturity securities
Debt securities held-to-maturity	0	0
Debt securities held-to-maturity, before allowance for credit losses	921	0
Gross unrealized gains	0	0
Gross unrealized losses	40	0
Fair value	881	0
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	952	1,011
Debt Securities, Available-for-sale, Allowance for Credit Loss	0	0
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	156	8
Fair value, Debt securities	SFr 796	SFr 1,003